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DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. for the period November 1, 1999 through April 30, 2000.

The Fund had net assets of $810,867,932 and 4,674 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff




Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                                               Value                Standard
   Amount                                                                            Yield           (Note 1)      Moody's  & Poor's
   ------                                                                            -----            ------       -------   -------
Variable Rate Demand Instruments - Participations (1.29%)
------------------------------------------------------------------------------------------------------------------------------------

 $    84,582   The Bank of New York LOC covering two issues due 05-01-01                 5.25%     $       84,582    P1        A1+
   9,421,319   Chase Manhattan Bank LOC covering five issues due 09-01-00
               through 05-01-13                                                     4.95% to 5.85%      9,421,319    P1        A1+
      95,633   The First National Bank of Maryland LOC covering two issues
               due 12-15-00 through 09-15-02                                             5.40%             95,633    P1        A1
     845,000   PNC Bank, N.A. LOC covering one issue due 07-01-03                        6.90%            845,000    P1        A1
------------                                                                                       --------------
  10,446,534   Total Variable Rate Demand Instruments - Participations                                 10,446,534
------------                                                                                       --------------

Variable Rate Demand Instruments - Private Placements (5.76%)
------------------------------------------------------------------------------------------------------------------------------------

 $   360,000   Banc One Arizona LOC covering one issue due 04-01-05                      5.85%     $      360,000    P1        A1
   1,500,000   Banque Nationale de Paris LOC covering one issue due 12-01-00             5.40%          1,500,000    P1        A1+
      20,750   Comerica Bank - Detroit LOC covering one issue due 06-01-00               5.40%             20,750    P1        A1
   2,000,000   Creditanstalt-Bankverein LOC covering one issue due 06-01-10              5.40%          2,000,000    P1        A1+
   1,500,000   Dresdner Bank AG LOC covering one issue due 12-28-14                      5.40%          1,500,000    P1        A1+
   4,645,000   The First National Bank of Maryland LOC covering one issue due 12-01-20   4.65%          4,645,000    P1        A1
   2,347,855   The Huntington National Bank LOC covering one issue due 10-01-05          6.12%          2,347,855    P1        A1
     981,666   Key Bank, N.A. LOC covering one issue due 07-01-15                        5.40%            981,666    P1        A1
     250,000   Norwest Bank, N.A. LOC covering two issues
               due 07-01-00 through 07-01-01                                        5.58% to 5.85%        250,000    P1        A1+
   1,273,000   PNC Bank, N.A. LOC covering one issue due 06-30-02                        5.85%          1,273,000    P1        A1+
  10,711,300   Seattle-First National Bank LOC Backed by Bank of America NT & SA LOC
               covering five issues due 01-01-05 through 11-15-15                        5.85%         10,711,300    P1        A1
   4,000,000   Societe Generale LOC covering one issue due 11-01-05                      5.40%          4,000,000    P1        A1+
  10,866,000   Union Bank of California LOC covering three issues due 12-01-15           5.40%         10,866,000    P1        A1+
   1,100,000   Wells Fargo Bank, N.A. LOC covering two issues
               due 12-15-04 through 08-01-05                                             5.49%          1,100,000    P1        A1+
   3,625,000   York Bank and Trust LOC covering one issue due 12-01-14                   4.60%          3,625,000    P1        A1
   1,553,744   Zion's National Bank Liquidity Facility covering one issue due 12-10-15   5.85%          1,553,744    P1        A2
------------                                                                                       --------------
  46,734,315   Total Variable Rate Demand Instruments - Private Placements                             46,734,315
------------                                                                                       --------------


                                                                                                                     Ratings (a)
                                                                                                                   ----------------
     Face                                                                    Maturity                  Value               Standard
    Amount                                                                     Date        Yield     (Note 1)      Moody's & Poor's
    -----                                                                      ----        -----      ------       ------- --------
Other Tax Exempt Investments (15.49%)
-----------------------------------------------------------------------------------------------------------------------------------

 $5,000,000    Allegheny County, Port Authority GAN                          06/30/00      3.23%     $  5,005,712      MIG-1
  1,040,000    Burleigh County, ND Bismarck Public School District (b)       05/01/00      4.40         1,040,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                     Maturity                  Value                Standard
   Amount                                                                     Date       Yield        (Note 1)     Moody's  & Poor's
   ------                                                                     ----       -----         ------      -------  --------
Other Tax Exempt Investments (Continued)
------------------------------------------------------------------------------------------------------------------------------------

$ 7,370,000   Campbell County, WY School District # 1 TAW - Series 1997 (b)    06/28/00   3.30%     $     7,374,510
  4,650,000   City of Lawrence, KS GO Temporary Notes - Series 1999            06/01/00   3.20            4,650,000   MIG-1
  4,460,000   City of Lawrence, KS GO Temporary Notes - Series 1999            10/01/00   3.80            4,460,000   MIG-1
  9,030,000   City of Westbrook, ME GO BAN - Series 1999                       06/30/00   3.46            9,030,415   MIG-1    SP-1+
  4,500,000   Duneland, IN Independent School District (b)                     12/29/00   4.24            4,502,860
  4,000,000   Erie County, PA TRAN                                             12/15/00   3.99            4,010,802   MIG-1
  4,000,000   Hilliard, OH School District GO                                  05/25/00   3.90            4,001,812   MIG-1
  1,245,000   Iowa Higher Education Loan Authority (William Penn College) (b)
              LOC Mercantile National Bank                                     05/24/00   3.30            1,245,114
  5,000,000   Kelso, WA GAN (b)                                                02/25/01   4.50            5,000,000
  5,000,000   Kentucky Interlocal School TRAN                                  06/30/00   3.49            5,003,538   MIG-1    SP-1+
    795,000   Lake Country, WI School District TAN (b)                         09/22/00   3.99              795,211
  5,000,000   Linn County, IA
              Cedar Rapids Community School District - Series 1999 (b)         07/07/00   3.35            5,000,439
  1,900,000   Luxemburg - Casco, WI School District TRAN (b)                   08/25/00   4.24            1,900,587
  7,000,000   Merrimack County, NH TAN (b)                                     12/29/00   4.20            7,001,768
  3,910,000   Missouri HEFA RAN (Drury College)                                04/29/00   3.50            3,910,000            SP-1+
  2,055,000   Missouri HEFA RAN (Kirksville College of Osteopa)                04/29/00   3.50            2,055,000            SP-1+
  1,200,000   Montgomery County, PA GO Bond (b)                                07/15/00   3.30            1,200,000
  3,610,000   Multinomah County, OR School District #1
              Insured by MBIA Insurance Corp.                                  06/01/00   3.22            3,610,058   Aaa      AAA
  2,100,000   Palmyra-Eagle School District TRAN (b)                           10/10/00   3.89            2,100,624
  1,390,000   Pennsylvania Intergovernmental (Philadelphia Funding Program)
              Insured by FGIC                                                  06/15/00   3.17            1,392,076   Aaa      AAA
  5,000,000   Racine Unified School District TRAN                              07/06/00   3.40            5,001,874   MIG-1
  2,950,000   Spartanburg, SC School District #1 GO BAN - Series 1999 (b)      06/01/00   3.29            2,950,361
 17,000,000   State of Texas State TRAN                                        08/31/00   3.69           17,039,875   MIG-1    SP-1+
  8,000,000   State of Texas State TRAN                                        08/31/00   3.84            8,013,635   MIG-1    SP-1+
  2,500,000   Watertown, WI Unified School District (b)                        11/01/00   3.84            2,501,207
  3,250,000   Wisconsin School District (b)                                    09/28/00   4.03            3,250,000
  2,570,000   Wisconsin School District (b)                                    11/01/00   4.30            2,570,000
-----------                                                                                         ---------------
125,525,000   Total Other Tax Exempt Investments                                                        125,617,478
-----------                                                                                         ---------------

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (64.07%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Allegheny County, PA Hospital Development Authority
              (St. Francis System Health Center)
              LOC Bank One                                                           11/01/27   5.50%     $ 1,000,000   VMIG-1   A1+
  1,400,000   Allentown, PA Area Hospital Authority RB (Sacred Heart Hospital)
              LOC First Union National Bank                                          07/01/23   5.10        1,400,000   VMIG-1
 12,900,000   Angelina & Neches River, TX
              Industrial Development Corporation Solid Waste RB
              LOC Wells Fargo Bank                                                   05/01/14   5.85       12,900,000     P1
  5,000,000   Apache County, AZ IDA (Tucson Electric) - Series 1983
              LOC Societe Generale                                                   12/15/18   5.00        5,000,000   VMIG-1   A1+
  1,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC Suntrust Bank                                                      04/01/09   4.90        1,000,000   VMIG-1
  4,700,000   Brazos River, TX Harbor Naval District (Badishce Corporation Facility)
              LOC Credit Suisse First Boston                                         12/01/19   4.10        4,700,000            A1+
  7,000,000   California PCFA (Southern California Edison)                           02/28/08   6.15        7,000,000   VMIG-1   A1+
  5,100,000   Carlton, WI PCRB (Wisconsin Power & Light) - Series B                  09/01/05   5.85        5,100,000     P1     A1+
  3,495,000   Chelan County, WA Public Utilities District #001
              (Chelan Hydro Project) - Series A
              Insured by MBIA Insurance Corp.                                        06/01/15   5.10        3,495,000   VMIG-1   A1+
  2,000,000   Chicago, IL O'Hara International Airport (American Airlines) - Series C
              LOC Credit Suisse First Boston                                         12/01/17   5.80        2,000,000     P1
  2,300,000   Chicago, IL O'Hara International Airport (American Airlines) - Series C
              LOC Royal Bank of Canada                                               12/01/17   5.80        2,300,000     P1
  5,300,000   City of Burlington, KS Environmental Improvement
              (Kansas City Power & Light Co.)                                        09/01/15   5.25        5,300,000   VMIG-1   A1
  3,000,000   City of Jacksonville, FL (Florida University)
              LOC Bank of America                                                    07/01/19   5.85        3,000,000   VMIG-1
  3,000,000   City of Mobile, AL IDB (Alabama Power Company) - Series 1994           06/01/15   5.80        3,000,000     P1     A1
  7,000,000   City of Valdez, AK Marine Terminal TRAN - Series 1994B                 05/01/31   5.05        7,000,000   VMIG-1   A1
  6,420,000   Clarksville, TN Public Building Authority Pooled Financing RB
              LOC Bank of America                                                    06/01/24   5.10        6,420,000            A1+
  1,000,000   Columbia, AL IDRB (Alabama Power Company) - Series A                   05/01/22   5.80        1,000,000   VMIG-1   A1
 31,100,000   Commonwealth of Puerto Rico                                            07/30/00   6.10       31,100,000   VMIG-1
  3,100,000   Connecticut State HEFA (Yale University)                               07/01/29   5.20        3,100,000   VMIG-1   A1+
  6,000,000   Cuyahoga County, OH HRB (The Cleveland Clinic) - Series D              01/01/26   5.80        6,000,000   VMIG-1   A1+
 17,000,000   Dallas Area Rapid Transit
              LOC Dexia Credit Locale de France                                      01/05/05   5.05       17,000,000   VMIG-1   A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $1,100,000   Dearfield, WI IDA (Interpane Coatings Project) (b)
              LOC Commerzbank A.G.                                                   05/01/03   5.10%     $ 1,100,000
 14,600,000   DeKalb County, GA Housing Authority
              LOC Bank of Montreal                                                   12/01/07   5.05       14,600,000            A1+
  4,500,000   Delta County, MI EDC
              (Mead Escanaba Environmental Improvement) - Series D
              LOC Credit Suisse First Boston                                         12/01/23   5.80        4,500,000    P1
    900,000   Detroit, MI Water Supply System
              Insured by FGIC                                                        07/01/13   5.05          900,000   VMIG-1   A1+
  3,300,000   Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G-2
              LOC Bayerische HypoVereinsbank                                         03/01/24   5.10        3,300,000            A1
  9,800,000   Emmaus, PA General Authority Local Government RB
              (Bond Pool Project) - Series 1989G-14
              LOC Bayerische Landesbank                                              03/01/24   5.10        9,800,000            A1+
    100,000   Fairfax, VA IDA (Fairfax Hospital System, Inc.)                        10/01/25   4.95          100,000   VMIG-1   A1+
  6,350,000   Florida HFA (Springs Colony)
              Guaranteed by Federal National Mortgage Association                    09/15/26   5.05        6,350,000            A1+
  5,000,000   Florida State Municipal Power Agency (Stanton Project)
              Insured by MBIA Insurance Corp.                                        10/01/19   5.00        5,000,000            A1
  2,250,000   Franklin County, OH RB
              (The Villas at Saint Therse Project) - Series 1997F (b)
              LOC Fifth Third Bank                                                   10/01/22   5.10        2,250,000
  1,000,000   Greensboro, NC Variable Public Improvement                             04/01/14   5.05        1,000,000   VMIG-1   A1+
  5,600,000   Gulf Coast, TX Waste Disposal (Exxon Corp. Baytown Chemical)           06/01/20   6.05        5,600,000   VMIG-1   A1+
  1,300,000   Harris County, TX PCR (Exxon Project) - Series A                       03/01/24   5.80        1,300,000            A1+
  6,000,000   Hayward, CA MHRB Authority (Barrington Hills) - Series A
              Guaranteed by Federal National Mortgage Association                    06/15/25   4.90        6,000,000            A1+
  6,250,000   Hillsborough County, FL IDA (Tampa Electric Company Gannon)            05/15/18   6.05        6,250,000   VMIG-1   A1+
  4,700,000   Illinois Development Finance Authority
              (James Jordan Boys & Girls Club &
              Family Life Center Project) - Series 1995
              LOC American National Bank & Trust Company of Chicago/
              LaSalle National Bank                                                  08/01/30   5.05        4,700,000            A1+
  2,200,000   Illinois Development Finance Authority
              (Trinity International University)
              LOC Firstar Bank                                                       10/01/30   5.15        2,200,000            A1
  2,000,000   Illinois Education Loan Facility RB (Lake County Family YMCA)
              LOC Harris Trust & Savings Bank                                        11/01/30   5.00        2,000,000            A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Illinois Development Finance Authority
              (Amoco Oil Company Project) - Series 1994                              11/01/12   6.05%     $ 1,000,000   VMIG-1   A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glennwood School for Boys)
              LOC Harris Trust & Savings Bank                                        02/01/33   5.00        3,400,000            A1+
 13,400,000   Illinois HEFA (Northwestern Memorial Hospital)                         08/15/25   5.85       13,400,000   VMIG-1   A1+
  4,900,000   Illinois HFFA RB (St. Lukes Medical Center)
              Insured by MBIA Insurance Corp.                                        11/15/23   5.10        4,900,000   VMIG-1   A1+
  6,000,000   Illinois IDFA Chicago Educational Television - Series 1994A
              LOC Harris Trust & Savings Bank                                        11/01/14   5.00        6,000,000   VMIG-1
 19,400,000   Illinois Museum of Contemporary Art 1994
              LOC Northern Trust\Harris Trust\LaSalle National\
              National Bank of Detroit                                               02/01/29   5.05       19,400,000   VMIG-1   A1+
  1,000,000   Independence, MO IDA (Groves and Grace)
              LOC Dexia Credit Locale de France                                      11/01/27   6.00        1,000,000            A1+
  1,800,000   Iowa Finance Authority RB (Private School Facility - Kuemper) (b)
              LOC Allied Irish Bank                                                  06/01/28   6.05        1,800,000
  3,000,000   Jackson County, MI EDC (Thrifty Leoni) (b)
              LOC Bank One                                                           12/01/14   5.22        3,000,000
  5,000,000   Jacksonville, FL Electrical Authority (Electric System                 10/01/10   5.80        5,000,000   VMIG-1   A1+
  5,000,000   Kentucky EDFA (Pooled Hospital Loan Program)                           08/01/18   5.20        5,000,000            A1+
  5,000,000   Lincoln County, WY PCRB (Exxon Corporation) - Series 1985              08/01/15   6.05        5,000,000            A1+
  5,000,000   Long Island Power Authority RB Electric System
              Insured by MBIA Insurance Corp.                                        04/01/25   5.00        5,000,000   VMIG-1   A1+
  5,000,000   Long Island Power Authority RB Electric System
              LOC ABN AMRO Bank and Morgan Guaranty Trust Company                    05/01/33   5.90        5,000,000   VMIG-1   A1+
  5,000,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)                                         05/01/29   5.10        5,000,000   VMIG-1
  4,000,000   Massachusetts HEFA Capital Asset Program - Series C
              Insured by MBIA Insurance Corp.                                        07/01/05   6.00        4,000,000   VMIG-1   A1+
 10,000,000   Massachusetts State HEFA RB (Harvard University)                       11/01/49   5.00       10,000,000   VMIG-1   A1+
  5,000,000   Mecklenburg County, NC Variable RB - Series C                          02/01/17   5.00        5,000,000   VMIG-1   A1
  3,000,000   Michigan State Strategic Fund Limited RB
              (Detroit Edison Company) - Series CC
              LOC Barclays Bank PLC                                                  09/01/30   5.85        3,000,000     P1     A1+
  5,210,000   Missouri State HEFA (Barnes Hospital)
              LOC Morgan Guaranty Trust Company                                      12/01/15   5.05        5,210,000   VMIG-1   A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $2,000,000  Monroe County, MI Education Limited Obligation RB
             (Detroit Edison) - Series CC
             LOC Barclays Bank PLC                                                  10/01/24   5.85%     $  2,000,000   P1
  4,290,000  Montgomery County, MD EDC RB
             (Brooke Grove Foundations, Incorporated Facilities) - Series 1995
             LOC First National Bank of Maryland                                    01/01/16   4.62         4,290,000            A1
  1,900,000  Montgomery County, TX IDRB
             (Houston Area Residential Center Project) - Series 1985
             LOC Banque Nationale de Paris                                          12/01/15   4.95         1,900,000            A1
 13,600,000  Montgomery County, TX MHRB (Oakwood-Gainsburg)
             Guaranteed by Federal Home Loan Mortgage Corporation                   11/01/07   5.05        13,600,000            A1+
  2,300,000  Montgomery County, OH RB (Miami Valley Hospital) - Series A            11/15/22   5.80         2,300,000  VMGI-1
  4,030,000  Multnomah County, OR (Concordia University Portland)
             LOC Allied Irish Bank                                                  12/01/29   6.05         4,030,000  VMIG-1
    900,000  New Mexico State Highway Commission Adjustable Tender
             Subordinate Lien Tax Revenue Highway Bonds - Series 1996
             Insured by FSA                                                         06/15/11   5.00           900,000  VMIG-1    A1+
  2,500,000  New York City, NY GO - Series E-5
             LOC Morgan Guaranty Trust Company                                      08/01/16   6.00         2,500,000  VMIG-1    A1+
  1,000,000  New York State Energy Research & Develoment Authority
             (Nigara Mohawk Power Corporation)
             LOC Toronto Dominion Bank                                              03/01/27   5.75         1,000,000    P1
    200,000  Norfolk, VA IDA (Hospital Facilities Childrens Project) (b)
             LOC Wachovia Bank & Trust Co., N.A.                                    06/01/20   5.10           200,000
  7,800,000  North Carolina Medical Care Commission HRB
             (Duke University) - Series A                                           06/01/23   5.05         7,800,000  VMIG-1    A1+
 20,000,000  Orange County, CA Apartments Development RB - Series A
             Guaranteed by Federal Home Loan Mortgage Corporation                   12/01/06   5.05        20,000,000            A1+
  4,300,000  Orange County, FL Health Facilities (Adventist)
             LOC Suntrust Bank                                                      11/15/14   5.15         4,300,000  VMIG-1    A1+
  5,115,000  Orange County, FL HFA MHRB (Post Fountains Project)
             Guaranteed by Federal National Mortgage Association                    06/01/25   5.05         5,115,000            A1+
  5,800,000  Oregon State GO VR - Series 73F
             LOC Bayerische Landesbank                                              12/01/17   5.00         5,800,000  VMIG-1    A1+
  1,700,000  Palm Beach County, FL RB (Henry Morrison Flagler Project)
             LOC Northern Trust                                                     11/01/34   5.00         1,700,000            A1+
  2,000,000  Palm Beach County, FL RB (Jewish Community Campus Corporation)
             Insured by AMBAC Indemnity Corp.                                       03/01/27   5.00         2,000,000            A1+

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $ 4,000,000  Palm Beach County, FL IDRB (Northern Gallery of Art Project)
              LOC Northern Trust                                                     05/01/25   4.95%     $ 4,000,000            A1+
   2,200,000  Pacificorp Project (Utah Pollution Control) - Series 1991
              LOC Credit Suisse First Boston                                         07/01/15   5.00        2,200,000    P1      A1+
   1,200,000  Parish of St. Charles, LA (Shell Oil Company Project)                  10/01/22   6.00        1,200,000   VMIG-1   A1+
   2,000,000  Parish of St. Charles, LA (Shell Oil Company Project)                  10/01/25   5.80        2,000,000   VMIG-1   A1+
   8,000,000  Pasco County, FL School Board COPS
              Insured by AMBAC Indemnity Corp.                                       08/01/26   5.00        8,000,000   VMIG-1   A1+
     800,000  Penninsula Port Authority of Virginia Coal Terminal RB
              (Dominion Terminal Project) - Series 1987D
              LOC Barclays Bank PLC                                                  07/01/16   6.10          800,000    P1      A1+
   1,600,000  Pennsylvania HEFA (Carnegie Mellon University)
              LOC Morgan Guaranty Trust Company & Union Bank of Switzerland          11/01/30   5.80        1,600,000            A1+
   1,200,000  Petersburg, VA HRB
              LOC First Union National Bank                                          07/01/17   6.00        1,200,000            A1
     800,000  Philadelphia, PA Hospital & Higher Facility HRB
              (Friends Hospital) - Series A (b)
              LOC PNC Bank, N.A.                                                     03/01/06   5.10          800,000
   7,350,000  Phoenix, AZ IDA MHRB Refunding
              (Bell Square Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                               06/01/25   5.15        7,350,000            A1+
   3,500,000  Phoenix, AZ IDA MHRB Refunding
              (Paradise Lake Apartments Project) - Series 1995
              LOC General Electric Capital Corporation                               07/01/25   5.15        3,500,000            A1+
   4,815,000  Pinellas County, FL Health Facilities (St. Mark's Village Project)
              LOC Bank of America                                                    03/01/17   5.10        4,815,000            A1+
   1,000,000  Pitkin County, IDRB (Aspen Skiing Company Project)
              LOC Bank One                                                           04/01/16   5.85        1,000,000            A1+
   1,300,000  Port of Corpus Christi, TX (Reynolds Metals Co. Project)
              LOC Westdeutche Landesbank                                             09/01/14   4.70        1,300,000    P1      A1+
   2,300,000  Port of Port Authority Navigation (Jefferson County for Texaco)        10/01/24   6.10        2,300,000   VMIG-1   A1
      50,000  Portsmouth, VA IDA (Fairwood Homes Project)
              LOC Bank of America                                                    11/01/27   5.05           50,000            A1+
   2,550,000  Prince George County, MD EDC RB (b)
              LOC Fleet National Bank & Trust                                        09/30/15   5.85        2,550,000
   2,700,000  Putnam County, GA Development Authority PCRB
              (Georgia Power Company Plant)                                          09/01/29   5.80        2,700,000    P1      A1


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

 $3,000,000   Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995A
              LOC Bank of America                                                    11/01/05   3.80%     $  3,000,000           A1+
  1,100,000   Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995A
              LOC Bank of America                                                    11/01/15   6.10         1,100,000           A1+
  2,200,000   Raleigh Durham, NC Airport Authority
              (American Airlines) - Series 1995B
              LOC Bank of America                                                    11/01/15   6.10         2,200,000           A1+
    950,000   Richmond, VA Capital Region Airport
              (Richmond International Airport)
              Insured by AMBAC Indemnity Corp.                                       07/01/25   5.05           950,000   VMIG-1  A1+
    245,000   Richmond, VA IDA RB (Union University)
              LOC Bank of America                                                    12/01/07   5.10           245,000           A1+
  3,700,000   Roanoke,VA IDA (Carilion Health System)                                07/01/27   6.00         3,700,000   VMIG-1  A1+
  2,475,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (b)
              LOC First Bank of South Dakota                                         04/01/13   5.10         2,475,000
  2,900,000   Salina, KS (Dillards Project)(b)
              LOC Bank of America                                                    12/01/14   5.35         2,900,000
  1,600,000   Salt Lake City, UT PCRB
              (Service Station Holdings - British Petroleum Oil)                     08/01/07   5.80         1,600,000     P1    A1+
  3,700,000   Salt Lake City, UT PCRB
              (Service Station Holdings - British Petroleum Oil)                     02/01/08   6.05         3,700,000     P1    A1+
  4,300,000   San Antonio, TX IDA (Rivercenter Project)(b)
              LOC PNC Bank, N.A.                                                     12/01/12   5.10         4,300,000
  2,130,000   Sarpy County, NE PCRB (Allied Signal, Inc. Project) - Series 1995      07/01/13   5.15         2,130,000           A1
  2,000,000   Southgate, MI EDC EDRB (Trust Realty Corporation Project)
              LOC Bankers Trust Company                                              10/01/18   5.22         2,000,000           A1
  1,000,000   Southwest Higher Education Authority
              (Southern Methodist University)
              LOC Landesbank Hessen                                                  07/01/15   6.10         1,000,000   VMIG-1
  5,100,000   State of Ohio Environmental Improvement (U.S. Steel Corp. USX)
              LOC PNC Bank, N.A.                                                     12/01/01   4.20         5,100,000     P1
  2,800,000   State of Oregon (Eagle Picher Industries)
              LOC ABN AMRO Bank                                                      12/01/04   4.75         2,800,000     P1    A1+
    320,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments. L.L.C.)
              Guaranteed by Federal Home Loan Mortgage Corporation                   12/01/19   5.05           320,000   VMIG-1
  5,000,000   Sunshine State Government Financing Commission RB - Series 1986
              Insured by AMBAC Indemnity Corp.                                       07/01/16   5.00         5,000,000   VMIG-1

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------

 $ 3,000,000  Tampa, FL Health Care Facilities (Lifelink Foundation Inc. Project) (b)
              LOC Suntrust Bank                                                       08/01/22   5.10%  $  3,000,000
   1,675,000  Terre Haute, IN EDRB (Westminster Village Terre Haute Inc.)(b)
              LOC Huntington National Bank                                            07/01/01   5.53      1,675,000
   3,200,000  Texas Water Development Board                                           03/01/15   5.80      3,200,000    VMIG-I   A1+
   2,000,000  Town of Hurley, NM PCRB
              (Kennecott Santa Fe-British Petroleum Oil)                              12/01/15   6.05      2,000,000      P1     A1+
   1,500,000  University Athletic Association (University Florida Stadium)
              LOC Suntrust Bank                                                       02/01/20   6.10      1,500,000    VMIG-1
   1,900,000  University of North Florida Capital Improvement
              LOC First Union National Bank                                           11/01/24   5.30      1,900,000    VMIG-1
   4,700,000  University of Southern Indiana
              LOC Bank One                                                            10/01/19   5.05      4,700,000    VMIG-1   A1
     875,000  Virginia College Building Authority (University of Richmond Project)    11/01/26   5.05        875,000    VMIG-1
   1,900,000  Volusia County, FL HFA S.W. (Volusia Hospital)
              LOC First Union National Bank                                           11/15/23   5.05      1,900,000             A1
   5,000,000  Wake County, NC Industrial Facilities PCFA
              (Carolina Power & Light Co.)
              LOC Bank One                                                            06/15/14   5.95      5,000,000             A1+
   1,000,000  Wake County, NC Industrial Facilities PCFA
              (Carolina Power & Light Co.)
              LOC Wachovia Bank & Trust Co., N.A.                                     05/01/15   4.95      1,000,000      P1     A1+
   4,600,000  Washington State HFC (YMCA Snohomish County Project)
              LOC US Bank N.A.                                                        06/01/27   6.50      4,600,000             A1
------------                                                                                             -----------
 519,545,000  Total Other Variable Rate Demand Instruments                                               519,545,000
------------                                                                                             -----------
Put Bonds (d) (3.14%)
------------------------------------------------------------------------------------------------------------------------------------

 $5,000,000   Chicago, IL GO
              LOC Landesbank Hessen                                                    12/07/00   3.90%  $ 5,000,000    VMIG-1  P-1+
  9,995,000   DeKalb County, GA MHRB - Series 1985L
              LOC Amsouth Bank N.A.                                                    12/01/00   3.85     9,995,000             A1+
  2,500,000   Marietta, GA Housing Authority (Falls at Bells Ferry)                    01/15/01   4.35     2,500,000    VMIG-1
  3,000,000   Nashville & Davidson County, TN
              (Vanderbuilt University) - Series 1985A                                  01/15/01   4.15     3,000,000     MIG-1   A1+
  5,000,000   Regents of the University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank                                                07/01/00   3.50     5,000,000    VMIG-1   A1+
-----------                                                                                              -----------
 25,495,000   Total Put Bonds                                                                             25,495,000
-----------                                                                                              ------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                  Value             Standard
   Amount                                                                        Date         Yield     (Note 1)   Moody's  & Poor's
   ------                                                                        ----         -----      ------    -------  --------
Revenue Bond (0.25%)
------------------------------------------------------------------------------------------------------------------------------------

 $2,000,000   State of Oregon Housing and Community Services
              (Single Family Mortgage Program)
              Collateralized by U.S. Government Securities                             11/02/00   3.85%$    2,000,000   MIG-1
-----------                                                                                                 ---------
  2,000,000   Total Revenue Bond                                                                            2,000,000
-----------                                                                                                 ---------

Tax Exempt Commercial Paper (9.30%)
------------------------------------------------------------------------------------------------------------------------------------
 $10,000,000  Beaver County, PA IDA (Duquesne Light Company)
              Insured by AMBAC Indemnity Corp.                                         07/06/00   3.95%   $ 10,000,000  VMIG-1   A1+
   7,800,000  Brownsville, TX Utility System
              LOC Toronto Dominion Bank                                                05/11/00   3.80       7,800,000    P1     A1+
   2,000,000  Chicago, IL GO
              LOC Westdeutche Landesbank                                               10/26/00   4.00       2,000,000   MIG-1 SP-1+
   5,000,000  City of Philadelphia, PA Gas Works
              LOC Morgan Guaranty Trust Company                                        05/10/00   3.90       5,000,000    P1     A1+
   5,000,000  Development Authority of Burke County, GA
              (Ogelthorpe Power ) - Series 1998A
              Insured by AMBAC Indemnity Corp.                                         05/10/00   3.90       5,000,000   MIG-1   A1+
   3,600,000  Development Authority of Burke County, GA
              (Ogelthorpe Power ) - Series 1998B
              Insured by AMBAC Indemnity Corp.                                         05/17/00   3.90       3,600,000  VMIG-1   A1+
   2,800,000  Hampton, VA IDA (Sentara Health System)                                  05/10/00   3.90       2,800,000  VMIG-1   A1+
   4,100,000  Jacksonville, FL PCR (Florida Power & Light) - Series 199                06/01/00   4.10       4,100,000    P1     A1+
   8,500,000  Mt Vernon, IN PC & Solid Waste Disposal RB (General Electric)            05/03/00   4.00       8,500,000    P1     A1+
  11,570,000  Rochester, MN (Mayo Foundation) - Series 1998E                           05/11/00   3.70      11,570,000           A1+
   7,000,000  Rochester, MN (Mayo Foundation) - Series 2000                            05/04/00   4.15       7,000,000           A1+
   8,000,000  State of Wisconsin                                                       07/12/00   3.90       8,000,000    P1     A1+
------------                                                                                              ------------
  75,370,000  Total Tax Exempt Commercial Paper                                                             75,370,000
------------                                                                                              ------------
              Total Investments (99.30%) (Cost $805,208,327+)                                            $ 805,208,327
              Cash and Other Assets in Excess of Liabilities (0.70%)                                         5,659,605
                                                                                                         -------------
              Net Assets (100.00%)                                                                       $ 810,867,932
                                                                                                         =============
              Net asset value, offering and redemption price per share:
              Class A shares,  291,836,429 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                         =============
              Class B shares,  518,876,393 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                         =============
              Thornburg shares,    348,166 Shares Outstanding (Note 3)                                   $        1.00
                                                                                                         =============

          +   Aggregate cost for federal income tax purposes is identical.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
APRIL 30, 2000
(UNAUDITED)
================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated for the put bonds is the next put date.

KEY:

    BAN      =   Bond Anticipation Note                         IDB      =   Industrial Development Bond
    COPS     =   Certificate of Participations                  IDFA     =   Industrial Development Finance Authority
    EDC      =   Economic Development Corporation               IDRB     =   Industrial Development Revenue Bond
    EDFA     =   Economic Development Finance Authority         LOC      =   Letter of Credit
    EDRB     =   Economic Development Revenue Bond              MHRB     =   Multifamily Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCFA     =   Pollution Control Finance Authority
    GAN      =   Grant Anticipation Note                        PCR      =   Pollution Control Revenue
    GO       =   General Obligation                             PCRB     =   Pollution Control Revenue Bond
    HEFA     =   Hospital & Education Finance Authority         RAN      =   Revenue Anticipation Note
    HFA      =   Housing Finance Authority                      RB       =   Revenue Bond
    HFC      =   Housing Finance CommissionTAN                               Tax Anticipation Note
    HFFA     =   Health Facility Finance Authority              TAW      =   Tax Anticipation Warrant
    HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note
    IDA      =   Industrial Development Authority

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)
================================================================================



INVESTMENT INCOME

Income:

    Interest................................................................................  $  13,577,073
                                                                                              -------------
Expenses: (Note 2)

    Investment management fee...............................................................      1,154,015

    Administration fee......................................................................        745,671

    Distribution fee (Class A)..............................................................        420,031

    Distribution fee (Thornburg shares).....................................................            535

    Custodian expenses......................................................................         69,060

    Shareholder servicing and related shareholder expenses..................................        321,566

    Legal, compliance and filing fees.......................................................         99,712

    Audit and accounting....................................................................         95,805

    Directors' fees.........................................................................         13,615

    Other...................................................................................         16,562
                                                                                              -------------
      Total expenses........................................................................      2,936,572

      Less: Expense paid indirectly (Note 2)................................................  (         219)
                                                                                              -------------
      Net expenses..........................................................................      2,936,353
                                                                                              -------------
Net investment income.......................................................................     10,640,720



REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain/(loss) on investments.....................................................  (      25,160)
                                                                                              -------------
Increase in net assets from operations......................................................  $  10,615,560
                                                                                              =============





--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                                                        Six Months
                                                                           Ended                   Year
                                                                      April 30, 2000               Ended
                                                                        (Unaudited)          October 31, 1999
                                                                         ---------           ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................   $    10,640,720         $    16,182,556
    Net realized gain (loss) on investments.......................   (        25,160)                -0-
                                                                     ---------------         ---------------
    Increase in net assets from operations........................        10,615,560              16,182,556
Dividends to shareholders from net investment income
    Class A.......................................................   (     4,682,899)*       (     9,004,964)*
    Class B.......................................................   (     5,951,741)*       (     7,177,592)*
    Thornburg shares..............................................   (         6,080)*               -0-
Capital share transactions (Note 3)
    Class A.......................................................   (    31,351,632)        (    40,209,783
    Class B.......................................................       227,088,772              61,276,586
    Thornburg shares..............................................           348,166                 -0-
                                                                     ---------------         ---------------
        Total increase (decrease).................................       196,060,146              21,066,803
Net assets:
    Beginning of period...........................................       614,807,786             593,740,983
                                                                     ---------------         ---------------
    End of period.................................................   $   810,867,932           $ 614,807,786
                                                                     ===============         ===============

*   Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1.  Summary of  Accounting  Policies.
Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and Thornburg shares. The Class A and Thornburg shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects, the Class A, Class B and Thornburg shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced November 23, 1992. Thornburg shares commenced on February 8, 2000. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

     Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================
2. Investment Management Fees and Other Transactions with Affiliates
(Continued).

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A and Thornburg shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .25% of the Fund's average daily net assets with respect only to Class A and Thornburg shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $750 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $178,481 paid to Reich & Tang Services, Inc., an affiliate of the Manager as servicing agent for the Fund. Included under the same caption are expense offsets of $219.

3. Capital Stock. At April 30, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $810,893,875. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                   Six Months                             Year
                                                     Ended                                Ended
                                                 April 30, 2000                     October 31, 1999
                                                 --------------                     ----------------

Class A

Sold                                                585,044,692                         513,422,609
Issued on reinvestment of dividends.......            4,014,464                           7,876,240
Redeemed..................................      (   620,410,788)                    (   561,508,632)
                                                 --------------                      --------------
Net increase (decrease)...................      (    31,351,632)                    (    40,209,783)
                                                 ==============                      ==============
Class B

Sold......................................        1,325,522,041                         576,831,470
Issued on reinvestment of dividends.......            5,246,455                           6,991,247
Redeemed..................................      ( 1,103,679,724)                    (   522,546,131)
                                                 --------------                      --------------
Net increase (decrease)...................          227,088,772                          61,276,586
                                                 ==============                      ==============

                                               February 8, 2000
                                         (Commencement of Offering) to
Thornburg shares                                April 30, 2000
----------------                                ---------------
Sold......................................            1,729,038
Issued on reinvestment of dividends.......                5,526
Redeemed..................................      (     1,386,398)
                                                 --------------
Net increase (decrease)...................              348,166
                                                 ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
4. Sales of Securities.

Accumulated undistributed realized losses at April 30, 2000 amounted to $25,943. Such losses represent tax basis net capital losses which may be carried forward to offset future capital gains. Such losses expire through October 31, 2004.

5. Financial Highlights.

                                                     Six
                                                    Months
                                                    Ended                         Year Ended October 31,
                                                   April 30,    -----------------------------------------------------------
Class A                                              2000         1999         1998          1997         1996          1995
                                                   ---------   ---------     --------     ---------   ----------      -------


Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...           $   1.00     $   1.00      $  1.00      $  1.00      $  1.00        $  1.00
                                                  ---------    ---------     --------     --------     --------       --------
Income from investment operations:
   Net investment income...............               0.014        0.024        0.029        0.031        0.031          0.034
Less distributions:
   Dividends from net investment income           (   0.014)   (   0.024)    (  0.029)    (  0.031)    (  0.031)      (  0.034)
                                                  ---------    ---------     --------     --------     --------        -------
Net asset value, end of period.........           $   1.00     $   1.00      $  1.00      $  1.00      $  1.00        $  1.00
                                                  =========    =========     ========     ========     ========       ========
Total Return...........................               1.40%*       2.42%        2.92%        3.08%        3.09%          3.46%
Ratios/Supplemental Data
Net assets, end of period (000)........           $ 291,767    $ 323,100     $363,295     $389,897     $448,647       $458,942
Ratios to average net assets:
   Expenses (Includes expenses paid
        indirectly)....................               1.01%+       0.98%        0.94%        0.91%        0.90%          0.89%
   Net investment income...............               2.78%+       2.39%        2.89%        3.03%        3.05%          3.41%
   Expenses paid indirectly............               0.00%+       0.00%        0.00%        0.00%        0.01%          0.01%

*   Not Annualized
+   Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



================================================================================

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

5. Financial Highlights. (Continued)

                                                     Six
                                                    Months
                                                    Ended                         Year Ended October 31,
                                                   April 30,     --------------------------------------------------------
Class B                                              2000         1999        1998         1997         1996         1995
                                                   --------      -------    --------     --------     -------      ------


Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...           $   1.00     $   1.00      $  1.00      $  1.00      $  1.00        $  1.00
                                                  ---------    ---------     --------     --------     --------       -------
Income from investment operations:
   Net investment income...............               0.016        0.027        0.032        0.033        0.033          0.037
Less distributions:
   Dividends from net investment income           (   0.016)   (   0.027)    (  0.032)    (  0.033)    (  0.033)      (  0.037)
                                                  ---------    ---------     --------     --------     --------       --------
Net asset value, end of period.........           $   1.00     $   1.00      $  1.00      $  1.00      $  1.00        $  1.00
                                                  =========    =========     ========     ========     ========       ========
Total Return...........................               1.58%*       2.74%        3.21%        3.34%        3.35%          3.71%
Ratios/Supplemental Data
Net assets, end of period (000)........           $ 518,753    $ 291,708     $230,446     $173,339     $160,986       $166,700
Ratios to average net assets:
   Expenses (Includes expenses paid
         indirectly)...................               0.66%+       0.67%        0.67%        0.66%        0.66%          0.64%
   Net investment income...............               3.18%+       2.71%        3.15%        3.29%        3.30%          3.66%
   Expenses paid indirectly............               0.00%+       0.00%        0.00%        0.00%        0.01%          0.01%


*   Not Annualized
+   Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights. (Continued)


                                               February 8, 2000
                                         (Commencement of Offering) to
Thornburg shares                                April 30, 2000
                                                --------------

Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $    1.00
                                                 -------------
Income from investment operations:
   Net investment income.......................       0.007
Less distributions:
   Dividends from net investment income........  (    0.007  )
                                                 -------------
Net asset value, end of period.................  $    1.00
                                                 =============
Total Return...................................       0.67%*
Ratios/Supplemental Data
Net assets, end of period (000)................  $      348
Ratios to average net assets:
   Expenses (Includes expenses paid indirectly)       1.01%+
   Net investment income.......................       2.78%+
   Expenses paid indirectly....................       0.00%+

*  Not Annualized
+  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------

Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, NY 10020







DTF4/00S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY
TAX FREE
INCOME
FUND, INC.








                                  Semi-Annual Report
                                    April 30, 2000
                                      (Unaudited)



-------------------------------------------------------------------------------